Mar. 10, 2022
John Hancock Multifactor Emerging Markets ETF

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the fund’s Index, in depositary receipts representing securities included in the fund’s Index, and in underlying stocks in respect of depositary receipts included in the fund’s Index. The Index is developed and maintained by Dimensional Fund Advisors LP and is designed to comprise a subset of securities associated with emerging markets, which may include frontier markets (emerging markets in an earlier stage of development). Eligible securities are generally considered to be those with market capitalizations in the top 80% of an eligible country and the top 85% of all securities in eligible countries at the time of reconstitution. The selection and weighting of securities in the Index involves a rules-based process that may sometimes be referred to as multifactor investing, factor-based investing, strategic beta, or smart beta. With respect to each country, securities are classified according to their market capitalization, relative price, and profitability.

Weights for individual securities are determined by adjusting their free-float adjusted market capitalization weight within the universe of eligible securities so that securities with smaller market capitalizations, lower relative price and higher profitability generally receive an increased weight relative to their unadjusted weight, and vice versa.

This process can be summarized as follows:

• Adjustments for market capitalization: Securities’ weights are generally determined on a country specific basis and based primarily on market capitalization. Within each country, eligible securities are assigned into one of two groups based on size, with the intent of increasing the weights of securities with smaller market capitalizations within the eligible universe and decreasing weights of securities with larger market capitalizations within the eligible universe. Securities in the smaller market capitalization group will have a larger adjustment factor applied to their free-float market capitalization. Securities in the larger market capitalization group will receive a lower adjustment factor.

• Adjustments for relative price and profitability: Adjustments for relative price and profitability may be implemented within each country. Within each country, securities (other than real estate investment trusts (REITs), or REIT-like entities) are assigned to a relative price group and to a profitability group. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. REITs or REIT-like entities are generally assigned to separate relative price and profitability groups. Relative price adjustment factors are assigned with the intent of increasing the weights of securities with lower relative prices and decreasing the weights of securities with higher relative prices. Similarly, profitability adjustment factors are assigned with the intent of increasing the weights of securities with higher profitability and decreasing the weights of securities with lower profitability.

• Securities are then weighted after taking into account their free-float, size, relative price and profitability adjustments, subject to a cap of 4% on a single company at the time of reconstitution. The weight of any single company engaged in a securities-related business will be reduced if such company’s weight reaches or exceeds 4.75% between reconstitutions.

The Index is reconstituted and rebalanced on a semiannual basis. The fund, using an indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the Index concentrates in a country, region, industry or group of industries.

As of March 9, 2022, the following countries are designated as Index-eligible countries: Brazil, Chile, China (including China A-Shares), Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. The list of designated Index-eligible countries may vary over time. In addition, the fund may continue to hold investments in countries that are not currently designated as an Index-eligible country, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously eligible country. The Index may include securities associated with an eligible country, such as: (a) securities of a company that is incorporated and domiciled within an eligible country and that has an issued security that trades on an eligible exchange in an eligible country; (b) securities of a company that derives significant revenues or profits from goods produced or sold, investments made, or services performed in an eligible country; (c) securities of a company that holds significant assets in an eligible country; (d) securities of companies in eligible countries in the form of depositary shares; or (e) securities that provide financial exposure to and derive their value from securities issued by a company in an eligible country. As a result, the value of the securities may reflect economic and market forces in such other countries or regions as well as in the eligible countries.